UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     February 14, 2001



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 101,317,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     2748 151615.000SH      SOLE                                 151615.000
AFLAC                          COM              001055102     6307 87367.000SH       SOLE                                  87367.000
Advent Software                COM              007974108      246 6150.000 SH       SOLE                                   6150.000
Amer Int'l Group               COM              026874107     5681 57641.000SH       SOLE                                  57641.000
Automatic Data                 COM              053015103     5104 80615.000SH       SOLE                                  80615.000
BISYS Group                    COM              055472104     2078 39875.000SH       SOLE                                  39875.000
Bank One                       COM              06423A103     5894 160915.000SH      SOLE                                 160915.000
Cardinal Health                COM              14149Y108     6818 68440.000SH       SOLE                                  68440.000
Cisco Systems                  COM              17275R102     3051 79765.000SH       SOLE                                  79765.000
Citigroup                      COM              172967101     4863 95244.011SH       SOLE                                  95244.011
Dallas Semiconductor           COM              235204104      613 23925.000SH       SOLE                                  23925.000
Dycom Industries               COM              267475101     3609 100433.000SH      SOLE                                 100433.000
EMC Corp                       COM              268648102     4176 62795.000SH       SOLE                                  62795.000
Ericson L M Tel ADR            COM              294821400     1268 113350.000SH      SOLE                                 113350.000
Fastenal                       COM              311900104     4616 84120.000SH       SOLE                                  84120.000
General Electric               COM              369604103     4102 85570.000SH       SOLE                                  85570.000
Guidant                        COM              401698105      244 4525.000 SH       SOLE                                   4525.000
Huntington Bncshrs             COM              446150104      255 15741.000SH       SOLE                                  15741.000
IBM                            COM              459200101     3357 39495.000SH       SOLE                                  39495.000
Intel                          COM              485140100     2574 85635.000SH       SOLE                                  85635.000
Lexmark Int'l Gp A             COM              529771107     2837 64020.000SH       SOLE                                  64020.000
Microsoft                      COM              594918104     1459 33637.000SH       SOLE                                  33637.000
Motorola                       COM              620076109      319 15755.000SH       SOLE                                  15755.000
Nokia Corp                     COM              654902204     3115 71620.000SH       SOLE                                  71620.000
Nortel Networks                COM              656568102     2376 74114.000SH       SOLE                                  74114.000
Oracle Systems                 COM              68389x105     1743 59980.000SH       SOLE                                  59980.000
Paychex                        COM              704326107     5552 114180.000SH      SOLE                                 114180.000
QUALCOMM Inc                   COM              747525103     4550 55360.000SH       SOLE                                  55360.000
Sun Microsystems               COM              866810104     1865 66910.000SH       SOLE                                  66910.000
Thermo Electron                COM              883556102     1831 61547.000SH       SOLE                                  61547.000
Tyco International             COM              902124106     5260 94773.000SH       SOLE                                  94773.000
Vodafone Grp ADR               COM              92857t107     1804 50365.000SH       SOLE                                  50365.000
WellCare Mgt                   COM              949470108        3 10000.000SH       SOLE                                  10000.000
Wendy's                        COM              950590109      996 37950.000SH       SOLE                                  37950.000
